Fair Value of Assets and Liabilities - Valuation of Financial Assets and Liabilities (Details) - Recurring - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Total assets measured at fair value	$ 4,117,161	$ 54,014,591	$ 17,070,033
Liabilities
Total liabilities measured at fair value	31,774,123	23,064,288	15,646,302
Acquisition-related contingent consideration obligations-short term
Liabilities
Total liabilities measured at fair value	7,675,000	4,825,000	13,625,000
Acquisition-related contingent consideration obligations-long term
Liabilities
Total liabilities measured at fair value	5,050,000	9,900,000	1,625,000
Interest Rate Swap Short-term [Member]
Liabilities
Total liabilities measured at fair value	5,373,647	2,157,324
Interest Rate Swap Long-term [Member]
Liabilities
Total liabilities measured at fair value	13,675,476	6,181,964
Money market accounts
Assets
Total assets measured at fair value	4,117,161	54,014,591	16,126,899
Level 1
Assets
Total assets measured at fair value	4,117,161	54,014,591	16,126,899
Level 1 | Money market accounts
Assets
Total assets measured at fair value	4,117,161	54,014,591	16,126,899
Level 2
Assets
Total assets measured at fair value			943,134
Liabilities
Total liabilities measured at fair value	19,049,123	8,339,288	396,302
Level 2 | Interest Rate Swap Short-term [Member]
Liabilities
Total liabilities measured at fair value	5,373,647	2,157,324
Level 2 | Interest Rate Swap Long-term [Member]
Liabilities
Total liabilities measured at fair value	13,675,476	6,181,964
Level 3
Liabilities
Total liabilities measured at fair value	12,725,000	14,725,000	15,250,000
Level 3 | Acquisition-related contingent consideration obligations-short term
Liabilities
Total liabilities measured at fair value	7,675,000	4,825,000	13,625,000
Level 3 | Acquisition-related contingent consideration obligations-long term
Liabilities
Total liabilities measured at fair value	$ 5,050,000	$ 9,900,000	$ 1,625,000